Basis Of Preparation And Accounting Policies - Schedule of Carrying Amount of Right of Use Assets (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	¥ 9,582	¥ 9,768
Floating production storage and offloading vessels [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		7,334
Pipeline [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		755
Buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		739
Leases of land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		666
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		¥ 274